Statements of Earnings (Loss) and Retained Earnings (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
SALES	$ 12,259,583	$ 7,544,191	$ 39,702,714	$ 37,752,173
COST OF SALES:
Purchases	7,956,616	4,535,233	23,972,797	24,167,798
Freight	1,084,802	717,250	3,893,847	2,099,511
Total Cost of Sales	9,041,418	5,252,483	27,866,644	26,267,309
GROSS PROFIT	3,218,165	2,291,708	11,836,070	11,484,864
OPERATING EXPENSES:
General and Administrative Expenses	4,024,218	2,645,457	12,273,949	9,994,891
Total Operating Expenses	4,024,218	2,645,457	12,273,949	9,994,891
EARNINGS (LOSS) FROM OPERATIONS	(806,053)	(353,749)	(437,879)	1,489,973
OTHER INCOME AND (EXPENSE):
Other Expense	(3,680)		(83,148)
Other Income	90,595		15,366	10,000
PPP Loan Forgiveness			770,062
Interest Expense	(3,731)	(12,862)	(136,661)	(49,457)
Total Other Income and Expenses	83,184	(12,862)	565,619	(39,457)
INCOME BEFORE INCOME TAXES	(722,869)	(366,611)	127,740	1,450,516
PROVISION FOR INCOME TAXES:	(177,055)	(76,526)	(107,500)	422,236
NET EARNINGS	$ (545,814)	$ (290,085)	$ 235,240	$ 1,028,280
NET EARNINGS PER COMMON SHARE
Basic (in Dollars per share)	$ (0.03)	$ (0.03)	$ 0.02	$ 0.1
Diluted (in Dollars per share)	$ (0.02)	$ (0.03)	$ 0.01	$ 0.1
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
Basic (in Shares)	20,061,143	10,000,000	10,928,043	10,000,000
Diluted (in Shares)	31,777,338	10,000,000	21,023,688	10,000,000